Offerings	Apr. 23, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	If any Debt Securities are issued at an original issue discount, then the offering price of the Debt Securities shall be in such amount as shall result in an aggregate offering price not to exceed $350,000,000 less the offering price of any security previously issued hereunder. Such indeterminate number of Depositary Shares to be evidenced by Depositary Receipts issued pursuant to a deposit agreement. In the event that the registrant elects to offer to the public fractional interests in shares of Preferred Stock registered hereunder, Depositary Receipts will be distributed to those persons purchasing the fractional interests and the shares of Preferred Stock will be issued to the depositary under the deposit agreement. Subsidiaries of Carriage Services, Inc. named as Additional Registrants may fully, irrevocably and unconditionally guarantee, on an unsecured basis, the Debt Securities. Pursuant Rule 457(n), no separate registration fee is payable with respect to the Guarantees of Debt Securities. The securities registered consist of $350,000,000 of an indeterminate number or amount of Debt Securities, Common Stock, Preferred Stock, Depositary Shares, Warrants, Subscription Rights, Purchase Contracts, Units and Guarantees, as may be issued from time to time at indeterminate prices. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $350,000,000 or the equivalent thereof in foreign currencies, foreign currency units or composite currencies. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the "Newly Registered and Carry Forward Securities" table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the "Newly Registered and Carry Forward Securities" table above.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 11, 2023
Offering: 20
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 350,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272350
Carry Forward Initial Effective Date	Jun. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 38,570.00
Offering Note	See Offering Note 1. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered hereunder consist of a maximum aggregate amount of $350,000,000 of unsold securities (the "Unsold Securities"). The Unsold Securities were previously covered by the registrant's registration statement on Form S-3 (File No. 333-272350) which was initially filed with the Securities and Exchange Commission on June 1, 2023 and declared effective on June 13, 2023 (the "Prior Registration Statement"), and are included in this registration statement. The registrant paid a filing fee of $38,570 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement.